Note 12 - Voyage Expenses, Net and Vessel Operating Expenses - Summary of Voyage, Vessel, Operating Expenses and Commissions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Voyage expenses	$ (2,025,120)	$ (755,998)	$ 285,132
Vessel operating expenses	19,333,898	13,565,092	11,603,414
Port Charges and Canal Dues [Member]
Voyage expenses	478,205	209,405	205,880
Bunkers [Member]
Voyage expenses	(2,503,325)	(965,403)	79,252
Crew Wages and Related Costs [Member]
Vessel operating expenses	10,906,231	8,046,730	6,744,095
Insurance [Member]
Vessel operating expenses	1,895,004	1,300,050	1,085,663
Repairs and Maintenance [Member]
Vessel operating expenses	640,672	397,551	352,890
Lubricants [Member]
Vessel operating expenses	1,195,526	866,772	696,297
Spares and Consumable Stores [Member]
Vessel operating expenses	3,367,528	2,055,920	2,040,039
Professional and Legal Fees [Member]
Vessel operating expenses	498,687	369,758	273,958
Other Vessel Operating Expenses [Member]
Vessel operating expenses	$ 830,250	$ 528,311	$ 410,472